SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Basic and Diluted Net Income (Loss) per Ordinary Share (Details)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Common Class A [Member]
Basic and diluted net loss per common share
Allocation of net loss, as adjusted | $	$ (1,277,850)
Basic and diluted weighted average shares outstanding | shares	10,024,409
Basic and diluted net loss per ordinary share | $ / shares	$ (0.13)
Common Class B [Member]
Basic and diluted net loss per common share
Allocation of net loss, as adjusted | $	$ (676,241)
Basic and diluted weighted average shares outstanding | shares	5,304,936
Basic and diluted net loss per ordinary share | $ / shares	$ (0.13)